UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer             New York, New York          November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       56

Form 13F Information Table Value Total:   $311,825
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.  Form 13F File Number         Name

1.   28-10735                    ZLP Master Utility Fund, Ltd.

2.   28-10775                    ZLP Master Opportunity Fund, Ltd.

3.   28-10774                    ZLP Master Fund, Ltd.

2004

                                                     FORM 13F INFORMATION TABLE

                                                            September 30, 2004

COLUMN 1                        COLUMN  2        COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE OF                    VALUE       SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP      (X$1000)    PRN AMT   PRN CALL   DISCRETION  MGRS  SOLE  SHARED   NONE
--------------                  -----            -----      --------    -------   --------   ----------  ----  ----  ------   ----
ADESA INC                       COM              00686U104      986      60,000   SH         SHARED       1           60,000
ALLEGHENY ENERGY INC            COM              017361106   10,294     645,000   SH         SHARED       1,2        645,000
ALLIANT ENERGY CORP             COM              018802108    1,035      41,600   SH         SHARED       1           41,600
ARCH COAL INC                   COM              039380100    3,680     103,700   SH         SHARED       2          103,700
AROTECH CORP                    COM              042682104    1,255     809,696   SH         SHARED       2          809,696
BIOMED REALTY TRUST INC         COM              09063H107      440      25,000   SH         SHARED       2           25,000
BLACKBAUD INC                   COM              09227Q100      137      14,000   SH         SHARED       2           14,000
CALPINE CORP                    COM              131347106      218      75,000   SH         SHARED       1           75,000
CAMECO CORP                     COM              13321L108       80       1,000   SH         SHARED       2            1,000
DOMINION RES INC VA NEW         COM              25746U109   14,812     227,000   SH         SHARED       1,2        227,000
DPL INC                         COM              233293109   17,098     830,800   SH         SHARED       1,2        830,800
DUKE ENERGY CORP                COM              264399106   16,998     742,600   SH         SHARED       1,2        742,600
EZCORP INC                      CL A NON VTG     302301106    1,631     187,500   SH         SHARED       2          187,500
EDISON INTL                     COM              281020107   19,617     740,000   SH         SHARED       1,2        740,000
EL PASO CORP                    COM              28336L109    2,987     325,000   SH         SHARED       1,2        325,000
ENERGEN CORP                    COM              29265N108    1,804      35,000   SH         SHARED       2           35,000
ENERSYS                         COM              29275Y102      430      33,500   SH         SHARED       2           33,500
ENTERGY CORP NEW                COM              29364G103    6,570     108,400   SH         SHARED       1,2        108,400
ENTERPRISE PRODS PARTNERS       COM              293792107    1,522      65,658   SH         SHARED       1,2,3       65,658
EXELON CORP                     COM              30161N101   19,354     527,500   SH         SHARED       1,2        527,500
FIRST DATA CORP                 COM              319963104      326       7,500   SH         SHARED       2            7,500
FIRSTENERGY CORP                COM              337932107   19,205     467,500   SH         SHARED       1,2        467,500
FLORIDA ROCK INDS INC           COM              341140101      456       9,300   SH         SHARED       2            9,300
FPL GROUP INC                   COM              302571104    4,099      60,000   SH         SHARED       1,2         60,000
GOLD BANC CORP INC              COM              379907108      236      17,500   SH         SHARED       2           17,500
GOOGLE, INC                     CL A             38259P508    4,536      35,000   SH         SHARED       2           35,000
GREEN MOUNTAIN PWR CORP         COM              393154109      430      16,500   SH         SHARED       1           16,500
HOLLY ENERGY PARTNERS LP        COM UT LTD PTN   435763107      732      25,000   SH         SHARED       1           25,000
INVISION TECHNOLOGIES INC       COM              461851107      450      10,000   SH         SHARED       2           10,000
MARKWEST ENERGY PARTNERS        UNIT LTD PARTN   570759100    3,617      82,200   SH         SHARED       2           82,200
MARKWEST HYDROCARBON INC        COM              570762104    1,535     102,500   SH         SHARED       2          102,500
MASSEY ENERGY CORP              COM              576206106    1,880      65,000   SH         SHARED       2           65,000
MCCORMICK SCHMICKS SEAFD        COM              579793100      150      12,500   SH         SHARED       2           12,500
NAVTEQ CORP                     COM              63936L100      356      10,000   SH         SHARED       2           10,000
NETLOGIC MICROSYSTEMS INC       COM              64118B100       46       7,000   SH         SHARED       2            7,000
NORTHEAST UTILS                 COM              664397106   12,604     650,000   SH         SHARED       1          650,000
NORTHWEST NAT GAS CO            COM              667655104    2,062      65,000   SH         SHARED       1           65,000
NSTAR                           COM              67019E107    3,683      75,000   SH         SHARED       1           75,000
PG&E CORP                       COM              69331C108   21,280     700,000   SH         SHARED       1,2,3      700,000
PEPCO HOLDINGS INC              COM              713291102    3,781     190,000   SH         SHARED       1          190,000
PLACER SIERRA BANCSHARES        COM              726079106    1,092      52,000   SH         SHARED       2           52,000
PPL CORP                        COM              69351T106   21,585     457,500   SH         SHARED       1,2        457,500
PUBLIC SVC ENTPRSE GP           COM              744573106    9,457     222,000   SH         SHARED       1,2,3      222,000
QC HLDGS INC                    COM              74729T101       80       5,000   SH         SHARED       2            5,000
QUESTAR CORP                    COM              748356102    9,164     200,000   SH         SHARED       2          200,000
RINKER GROUP LTD                SPON ADR         76687M101      313       5,000   SH         SHARED       2            5,000
SOUTH JERSEY INDS INC           COM              838518108      673      14,100   SH         SHARED       1           14,100
SOUTHERN UN CO NEW              COM              844030106   14,350     700,000   SH         SHARED       1,2        700,000
TEMPUR PEDIC INTL INC           COM              88023U101      444      29,600   SH         SHARED       2           29,600
TXU CORP                        COM              873168108   14,850     309,900   SH         SHARED       1,2        309,900
UNISOURCE ENERGY CORP           COM              909205106    4,261     175,000   SH         SHARED       1          175,000
WELLCARE HEALTH PLANS INC       COM              94946T106      284      15,000   SH         SHARED       2           15,000
WESTERN GAS RES INC             COM              958259103    1,001      35,000   SH         SHARED       2           35,000
WISCONSIN ENERGY CORP           COM              976657106   23,510     737,000   SH         SHARED       1,2        737,000
WORLD WRESTLING ENTMT INC       CL A             98156Q108    1,815     148,500   SH         SHARED       2          148,500
XCEL ENERGY INC                 COM              98389B100    6,533     377,200   SH         SHARED       1,2        377,200
                                                            311,825






02192.0001 #525277